Dynamic Alternatives Fund
Schedule of Investments
June 30, 2026 (Unaudited)

						Initial
		% of				Acquisition	Redemption
Portfolio Funds	Shares	Net Assets		Cost	Fair Value	Date	Frequency(1)

Hedge Funds
Centiva Offshore Fund, Ltd., Series HA	28,602	0.7%		2,874,929	3,235,130	11/1/2022	Quarterly	(2)(3)

Corbin Hedged Equity Fund, LP	N/A	4.5%		16,656,299	20,922,738	11/1/2022	Monthly

Janus Henderson Biotechnology Innovation Fund	2,275	2.3%		6,037,589	10,547,994	2/1/2025	Quarterly
Janus Henderson Biotechnology Innovation Fund, Series 1	874	0.9%		1,962,411	4,050,479	1/1/2026	Quarterly

Linden International, Ltd., Class A	1,971	4.7%		16,750,000	22,007,215	3/1/2025	Quarterly	(3)
Linden International, Ltd., Class A, Series 1	1,500	0.4%		1,500,000	1,710,279	4/1/2025	Quarterly	(3)
Linden International, Ltd., Class A, Series 2	1,000	0.2%		1,000,000	1,093,552	5/1/2025	Quarterly	(3)
Linden International, Ltd., Class A, Series 3	1,000	0.2%		1,000,000	1,095,230	6/1/2025	Quarterly	(3)
Linden International, Ltd., Class A, Series 6	5,000	1.1%		5,000,000	5,076,427	5/31/2026	Quarterly	(3)
		6.6%		25,250,000	30,982,703

BlackRock Systematic Total Alpha Fund, Ltd.	12,465	3.3%		14,000,000	15,431,622	7/1/2025	Monthly
BlackRock Systematic Total Alpha Fund, Ltd., Series 2	850	0.2%		850,000	896,443	12/31/2025	Monthly
BlackRock Systematic Total Alpha Fund, Ltd., Series 15	1,000	0.2%		1,000,000	1,045,562	1/31/2026	Monthly
BlackRock Systematic Total Alpha Fund, Ltd., Series 16	5,000	1.1%		5,000,000	5,009,413	5/29/2026	Monthly
		4.8%		20,850,000	22,383,040

Total Investments - Hedge Funds		19.8%		73,631,228	92,122,084

Credit
Structured Credit
Waterfall Eden Fund, Ltd., Class B1	4	0.0%	(4)	4,239	7,737	3/1/2023	Quarterly	(3)
Waterfall Eden Fund, Ltd., Class B2, Series 1	14,313	4.1%		15,320,761	19,012,345	3/1/2023	Quarterly	(3)

Total Investments - Structured Credit		4.1%		15,325,000	19,020,082

Private Credit
CLF I, LP	62,331	1.4%		6,233,071	6,525,661	5/13/2026	N/A	(5)
NB Credit Opportunities II Cayman, LP (6)	N/A	1.0%		4,878,512	4,618,165	6/1/2023	N/A	(7)
Merchants Origin Fund	N/A	3.2%		14,400,000	14,698,915	4/1/2024	Annually
Cross Ocean Partners GSS Offshore Feeder, LP	388,353	9.2%		40,250,000	42,981,219	5/1/2025	Semi-Annual	(3)(8)(9)

Total Investments - Private Credit		14.8%		65,761,583	68,823,960

Total Investments - Credit		18.9%		81,086,583	87,844,042

Private Equity
Council Oak Partners Fund I-B, LP (6)(10)	161,659	3.5%		15,897,928	16,310,000	7/1/2025	N/A	(11)

Total Investments - Private Equity		3.5%		15,897,928	16,310,000

Opportunistic
AvCap Trading Fund Global Feeder, LP	N/A	11.2%		36,250,000	52,177,089	10/8/2024	Annually	(12)
Council Oaks SPV II-B, LP (6)	3,375	0.5%		361,639	2,242,202	12/31/2025	N/A

Total Investments - Opportunistic		11.7%		36,611,639	54,419,291

Real Assets
Stone Ridge Energy Acquisition Fund II, LP	195,615	4.6%		20,000,000	21,271,500	10/1/2026	N/A	(13)

Total Investments - Real Assets		4.6%		20,000,000	21,271,500

Total Investments - Portfolio Funds		58.5%		227,227,378	271,966,917

Dynamic Alternatives Fund
Schedule of Investments
June 30, 2026 (Unaudited)

Credit
Private Credit
Cliffwater Corporate Lending Fund	2,573,659	5.8%	27,454,571	26,946,212	11/1/2022	Quarterly

Structured Credit
1WS Credit Income Fund	755,915	3.1%	14,750,000	14,309,463	6/13/2024	Quarterly

Total Investments - Interval Funds		8.9%	42,204,571	41,255,675

Total Investments - Credit		8.9%	42,204,571	41,255,675

Business Development Companies
Closed-End Mutual Funds

Private Equity
Hamilton Lane Private Assets Fund*	789,040	3.5%	13,600,000	16,432,947	1/2/2025	Quarterly

Stepstone Private Markets, Institutional Class	253,109	3.5%	15,251,329	16,295,164	12/18/2023	Quarterly

Total Investments - Closed-End Mutual Funds		7.0%	28,851,329	32,728,111

Direct Investments*

Private Equity
TWG Flying Wasp, LLC (6)(10)(14)	82,780	1.8%	8,567,642	8,562,763	12/20/2024	N/A

Total Investments - Private Equity		1.8%	8,567,642	8,562,763

Real Assets
RB ZaZa Port, LLC, 12% (10)(14)	10,000,000	2.2%	10,000,000	10,025,000	12/13/2024	N/A	(15)
TCG Elford Broad Investor, LLC, 14.6% (PIK rate 6.6%), 8/31/2030(10)	7,500,000	1.7%	7,500,000	7,706,632	9/29/2025	N/A	(12)

Total Investments - Real Assets		3.9%	17,500,000	17,731,632

Total Direct Investments		5.7%	26,067,642	26,294,395

Open-End Mutual Funds

Credit
Structured Credit
Axonic Strategic Income Fund, Institutional Class	2,034,288	3.9%	18,062,774	18,084,824	11/1/2022	Daily

FPA New Income, Inc.	1,759,621	3.7%	17,591,405	17,473,040	12/1/2022	Daily

Total Investments - Open-End Mutual Funds		7.6%	35,654,179	35,557,864

Total Investments - Credit		7.6%	35,654,179	35,557,864

Money Market Funds

Goldman Sachs Financial Square Government Fund, Institutional Class, 3.59% (14)(16)	46,569,431	10.0%	46,569,431	46,569,431

Total Investments		97.7%	$ 406,574,530	$ 454,372,393

Other Assets in Excess of Liabilities		2.3%		10,545,026

Net Assets		100.0%		$ 464,917,419

* Non-income producing security.
(1) Certain redemptions may be subject to various restrictions and limitations such as redemption penalties on investments liquidated within a certain period subsequent to investment (e.g., a soft or hard lock-up), investor-level gates and/or Portfolio Fund-level gates. Redemption notice periods range from 10 to 100 days.
(2) Subject to one-year hard lock-up.
(3) Subject to 25% investor level quarterly gate.
(4) Amount is less than 0.05%.
(5) Subject to five year lock-up, with possibility of two successive one-year periods.
(6) As of June 30, 2026, the Fund had $7,550,449 in unfunded commitments for Council Oaks Partners Fund I-B, $1,432,358 for TWG Flying Wasp, LLC, $2,128,173 for NB Credit Opportunities II Cayman, LP, $14,662,500 for Council Oaks SPV II-B, LP, $20,000,000 for Warwick Partners V, LP, and $11,844,110 for CLF I (Cayman), LP. There were no other unfunded commitments as of June 30, 2026 for any other investments held by the Fund.
(7) Subject to three-year hard lock-up.
(8) Subject to 18 month hard lock-up.
(9) Subject to 25% investor level semi-annual gate.
(10) Level 3 securities fair valued using unobservable inputs.
(11) Subject to eight-year hard lock-up, with possible two successive one-year periods.
(12) Subject to three-year hard lock-up.
(13) Subject to seven-years hard lock-up, with one-year extension.
(14) All or a portion of this security is held by DAF U.S. Blocker, Inc. as of June 30, 2026.
(15) Subject to a minimum lock-up period of 18 months, expected hold is three-five years.
(16) Rate disclosed is the seven day effective yield as of June 30, 2026.